Notes to the cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 03, 2018	Mar. 13, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Non-cash financing activities
Shares issued under the dividend reinvestment plan			$ 273	$ 1,489	$ 631
Shares issued from the conversion of Westpac CPS					$ 566
Increase in lease liabilities			177
Minimum balances with central banks			457	330
Westpac CPS converted to Westpac Capital Notes
Non-cash financing activities
Number of Westpac CPS converted		623
Value per share of Westpac CPS transferred to nominated party prior to conversion		$ 100
Westpac CPS converted to ordinary shares
Non-cash financing activities
Value of Westpac CPS converted	$ 566
Value per share of Westpac CPS transferred to nominated party prior to conversion	$ 100
Shares issued on conversion of Westpac CPS	19,189,765
Parent Entity
Non-cash financing activities
Shares issued under the dividend reinvestment plan			273	1,489
Increase in lease liabilities			173
Minimum balances with central banks			$ 380	$ 224